Risk Management - Schedule of Contractual Obligations (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Trade and accrued liabilities, gross	$ 608
Trade and accrued liabilities	519	$ 556
Less Than 1 Year [Member]
Statement Line Items [Line Items]
Trade and accrued liabilities, gross	608
Trade and accrued liabilities	608
1 - 2 Years [Member]
Statement Line Items [Line Items]
Trade and accrued liabilities, gross
Trade and accrued liabilities
2 - 5 Years [Member]
Statement Line Items [Line Items]
Trade and accrued liabilities, gross
Trade and accrued liabilities